Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Assets
Cash	$ 27,025	$ 25,064	[1]	$ 25,601	[1]
Restricted cash	32,921	37,298	[1]	20,056	[1]
Total cash and restricted cash	59,946	62,362		45,657
Finance receivables at fair value	381,845	383,890	[1]	0	[1]
Finance receivables at amortized cost, net of allowance for credit losses of $146 and $55,031 as of September 30, 2021 and December 31, 2020, respectively	4,811	4,220	[1]	222,243	[1]
Debt issuance costs, net	1,037	1,525	[1]	2,598	[1]
Property, equipment and software, net	15,219	14,643		10,558
Operating lease, right-of-use asset	15,114
Deferred tax asset	25,056	25,593		0
Other assets	9,517	9,873	[1]	4,787
Total assets	512,545	502,106		285,843
Liabilities:
Accounts payable	6,841	6,100	[1]	1,380	[1]
Accrued liabilities	18,566	29,595	[1]	22,785	[1]
Operating lease, liability	17,631
Secured borrowing payable	19,176	22,443	[1]	16,025	[1]
Senior debt, net	261,687	251,578	[1]	131,726	[1]
Warrant liabilities	8,836	11,240		0
Tax receivable agreement liability	23,218	23,272		0
Total liabilities	355,955	344,228		186,511
Commitments and contingencies (Note 15)
Stockholders' equity / members' equity:
Preferred stock, $0.0001 par value (1,000,000 shares authorized with no shares issued and outstanding as of December 31, 2021)	0	0		0
Additional paid-in capital	61,931	61,672		352
Accumulated (deficit) earnings	(70,689)	(70,723)		92,320
Total OppFi Inc.'s stockholders' equity / members' equity	(8,747)	(9,040)
Noncontrolling interest	165,337	166,918
Total stockholders' equity / members' equity	156,590	157,878
Total liabilities and stockholders' equity / members' equity	512,545	502,106		285,843
Variable Interest Entity, Primary Beneficiary
Assets
Cash	55	46		127
Restricted cash	23,837	25,780		12,350
Total cash and restricted cash	23,892	25,826		12,477
Finance receivables at fair value	379,773	379,512		0
Finance receivables at amortized cost, net of allowance for credit losses of $146 and $55,031 as of September 30, 2021 and December 31, 2020, respectively	681	0		148,473
Debt issuance costs, net	1,037	1,525		2,576
Other assets	31	34		26
Total assets	405,414	406,897		163,552
Liabilities:
Accounts payable	17	25		49
Accrued liabilities	2,133	2,008		1,647
Secured borrowing payable	19,176	22,443		16,025
Senior debt, net	213,000	203,000		112,076
Total liabilities	234,326	227,476		129,797
Class A Common Stock
Stockholders' equity / members' equity:
Common stock, value, issued	1	1		0
Class B Common Stock
Stockholders' equity / members' equity:
Common stock, value, issued	0	0		0
Class V Voting Stock
Stockholders' equity / members' equity:
Common stock, value, issued	$ 10	$ 10		$ 0

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.